Guarantor - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 668	$ 482	$ 736	$ 765
Accounts receivable	169	179
Intercompany receivable	0	0
Inventories	380	369
Prepaid expenses and other current assets	76	48
Total current assets	1,293	1,078
Property, plant and equipment, net of accumulated depreciation	2,430	2,573
Investment in and advances from subsidiaries	0	0
Other long-term assets	277	302
Total assets	4,000	3,953	4,159
Current liabilities:
Note payable and capital lease obligations	3	2
Accounts payable	320	334
Intercompany payables	0	0
Other current liabilities	173	208
Total current liabilities	496	544
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	1,167	1,164
Investment and advances from subsidiaries	0	0
Deferred income taxes	380	413
Other long-term liabilities	14	9
Total long-term liabilities	1,561	1,586
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	1,286	988
Noncontrolling interest	657	835
Total equity	1,943	1,823	1,788	1,677
Total liabilities and equity	4,000	3,953
Intercompany Elimination
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Intercompany receivable	(10)	(17)
Inventories	0	0
Prepaid expenses and other current assets	(8)	(7)
Total current assets	(18)	(24)
Property, plant and equipment, net of accumulated depreciation	0	0
Investment in and advances from subsidiaries	(4,663)	(4,334)
Other long-term assets	0	0
Total assets	(4,681)	(4,358)
Current liabilities:
Note payable and capital lease obligations	0	0
Accounts payable	(1)	(1)
Intercompany payables	(10)	(17)
Other current liabilities	(7)	(6)
Total current liabilities	(18)	(24)
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	0	0
Investment and advances from subsidiaries	(106)	(230)
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total long-term liabilities	(106)	(230)
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	(4,557)	(4,104)
Noncontrolling interest	0	0
Total equity	(4,557)	(4,104)
Total liabilities and equity	(4,681)	(4,358)
Parent | Reportable Legal Entities
Current assets:
Cash and cash equivalents	3	4	5	15
Accounts receivable	0	0
Intercompany receivable	6	9
Inventories	0	0
Prepaid expenses and other current assets	31	13
Total current assets	40	26
Property, plant and equipment, net of accumulated depreciation	0	0
Investment in and advances from subsidiaries	1,263	998
Other long-term assets	0	1
Total assets	1,303	1,025
Current liabilities:
Note payable and capital lease obligations	0	0
Accounts payable	1	1
Intercompany payables	0	0
Other current liabilities	6	12
Total current liabilities	7	13
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	0	0
Investment and advances from subsidiaries	0	0
Deferred income taxes	7	24
Other long-term liabilities	3	0
Total long-term liabilities	10	24
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	1,286	988
Noncontrolling interest	0	0
Total equity	1,286	988
Total liabilities and equity	1,303	1,025
Subsidiary Issuer | Reportable Legal Entities
Current assets:
Cash and cash equivalents	340	163	302	170
Accounts receivable	0	0
Intercompany receivable	0	0
Inventories	0	0
Prepaid expenses and other current assets	1	1
Total current assets	341	164
Property, plant and equipment, net of accumulated depreciation	0	0
Investment in and advances from subsidiaries	1,694	1,743
Other long-term assets	1	1
Total assets	2,036	1,908
Current liabilities:
Note payable and capital lease obligations	0	0
Accounts payable	0	0
Intercompany payables	0	0
Other current liabilities	7	5
Total current liabilities	7	5
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	496	496
Investment and advances from subsidiaries	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total long-term liabilities	496	496
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	1,533	1,407
Noncontrolling interest	0	0
Total equity	1,533	1,407
Total liabilities and equity	2,036	1,908
Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	252	261	364	523
Accounts receivable	107	169
Intercompany receivable	4	8
Inventories	316	316
Prepaid expenses and other current assets	47	23
Total current assets	726	777
Property, plant and equipment, net of accumulated depreciation	1,410	1,498
Investment in and advances from subsidiaries	173	189
Other long-term assets	231	252
Total assets	2,540	2,716
Current liabilities:
Note payable and capital lease obligations	3	2
Accounts payable	291	310
Intercompany payables	0	0
Other current liabilities	62	151
Total current liabilities	356	463
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	42	42
Investment and advances from subsidiaries	106	230
Deferred income taxes	0	0
Other long-term liabilities	7	4
Total long-term liabilities	155	276
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	2,029	1,977
Noncontrolling interest	0	0
Total equity	2,029	1,977
Total liabilities and equity	2,540	2,716
Non-Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	73	54	$ 65	$ 57
Accounts receivable	62	10
Intercompany receivable	0	0
Inventories	64	53
Prepaid expenses and other current assets	5	18
Total current assets	204	135
Property, plant and equipment, net of accumulated depreciation	1,020	1,075
Investment in and advances from subsidiaries	1,533	1,404
Other long-term assets	45	48
Total assets	2,802	2,662
Current liabilities:
Note payable and capital lease obligations	0	0
Accounts payable	29	24
Intercompany payables	10	17
Other current liabilities	105	46
Total current liabilities	144	87
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	629	626
Investment and advances from subsidiaries	0	0
Deferred income taxes	373	389
Other long-term liabilities	4	5
Total long-term liabilities	1,006	1,020
Commitments and contingencies
Equity:
Total CVR stockholders’ equity	995	720
Noncontrolling interest	657	835
Total equity	1,652	1,555
Total liabilities and equity	$ 2,802	$ 2,662